COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 51,719	$ 37,733	$ 28,129
Future minimum lease payments
2017	58,574
2018	52,052
2019	44,883
2020	39,277
2021	35,179
After 2021	122,279
Total	$ 352,244